Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Apr. 30, 2025
EBP 044
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliations of Financial Statements to Form 5500
The following is a reconciliation of net assets available for plan benefits per the accompanying financial statements to Form 5500 as of April 30, 2025 and 2024:

	2025	2024
Net assets available for benefits per the accompanying financial statements	$1,587,360,148	$1,378,397,795
Notes receivable from participants – deemed distributions	(2,184,490)	(1,595,768)
Net assets available for benefits per Form 5500	$1,585,175,658	$1,376,802,027

The following is a reconciliation of total deductions to net assets, net, per the accompanying financial statements to Form 5500 for the years ended April 30, 2025 and 2024:

	2025	2024
Total deductions per the accompanying financial statements	$149,081,234	$128,434,951
Deemed distributed notes receivable from participants offset by total distributions	588,722	(1,277,345)
Total deductions per Form 5500	$149,669,956	$127,157,606